INVESTMENT SECURITIES, RELATED PARTY (Details Narrative) - USD ($)																					12 Months Ended
	Sep. 04, 2024	Jul. 12, 2024	Jun. 20, 2024	Jun. 07, 2024	May 29, 2024	Apr. 03, 2024	Mar. 20, 2024	Mar. 06, 2024	Feb. 21, 2024	Feb. 02, 2024	Jan. 10, 2024	Jan. 03, 2024	Dec. 20, 2023	Dec. 11, 2023	Nov. 27, 2023	Nov. 10, 2023	Oct. 27, 2023	Oct. 13, 2023	Nov. 29, 2018	Jun. 11, 2018	Sep. 30, 2024
Number of shares issued	500,000	135,242	75,301	62,207	66,185	52,763	49,230	44,503	52,569	40,229	82,643	94,883	82,686	43,297	33,989	31,732	35,785	16,710
Prepaid rent																					$ 5,000
Zander Therapeutics, Inc. [Member]
Number of shares issued																				470,588	470,588
Prepaid rent																			$ 13,124
Zander Therapeutics, Inc. [Member] | Series M Preferred Stock [Member]
Number of shares issued																			725,000		725,000